Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended	4 Months Ended
	Mar. 31, 2015 USD ($) Segment shares	Dec. 31, 2014 USD ($) Segment shares
Summary Of Significant Accounting Policies [Line Items]
Property and equipment, estimated useful life		3 years
Impairment losses on long-lived assets		$ 0
Number of operating segment | Segment	1	1
Potentially dilutive securities | shares	4,191,081	4,532,874
Fair Value Measurements on Recurring Basis | Significant Unobservable Inputs (Level 3)
Summary Of Significant Accounting Policies [Line Items]
Embedded derivative liability	$ 293,000	$ 196,000
Convertible Debt Securities
Summary Of Significant Accounting Policies [Line Items]
Principal of outstanding convertible promissory notes		$ 2,500,000